Finance and operating leases - Maturity analysis (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payments Finance Leases
2023	$ 22,550
2024	13,552
2025	3,992
2026	2,642
2027 and thereafter	935
Total minimum lease payments	43,671
Less: amount representing interest	(1,867)
Carrying amount of minimum lease payments	41,804
Less: current portion	(21,489)	$ (25,035)
Long term	20,315	29,686
Payments Operating Leases
2023	3,090
2024	1,703
2025	1,730
2026	1,579
2027 and thereafter	10,665
Total minimum lease payments	18,767
Less: amount representing interest	(3,921)
Carrying amount of minimum lease payments	14,846
Less: current portion	(2,470)	(3,317)
Long term	12,376	$ 11,461
Receipts Operating Leases
2023	6,165
2024	666
2025	0
2026	0
2027 and thereafter	0
Total minimum lease payments	$ 6,831